Right of Use Assets and Lease Liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 03, 2022
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of use assets carrying value	$ 116,678	$ 355,178	$ 620,191
Discounted rate of interest	8.00%
Interest expense incurred	$ 18,321	39,432	56,614
Depreciation expense	233,500	265,013	251,787
Rental payments	284,363	311,899	288,188
Additions to right-of-use assets	0	0
Payments for short-term leases	132,500	$ 65,708	$ 48,942
Remaining payments on short term leases	$ 73,883
Annual lease payments				$ 96,960